SHAREHOLDERS’ EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Share capital		R$ 24,235,546	R$ 19,235,546
%	100.00%	100.00%
Common Stock Price		R$ 51.45	R$ 61.78
Treasury (Note 24.5)
Disclosure of classes of share capital [line items]
%	1.97%	2.23%
Treasury (Note 24.5) | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		28,208,827	24,875,787
Share Capital
Disclosure of classes of share capital [line items]
Share capital		R$ 24,269,281
Share issue related cost		R$ 33,735
Share Capital | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		1,264,117,615	1,264,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
%	29.08%	29.08%
Suzano Holding S.A. | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		367,612,329	367,612,329
Controller
Disclosure of classes of share capital [line items]
%	15.51%	15.51%
Controller | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		196,065,636	196,065,636
Managements and related persons
Disclosure of classes of share capital [line items]
%	2.59%	2.54%
Managements and related persons | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		32,157,608	32,784,440
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
%	2.07%	2.15%
Alden Fundo de Investimento em Ações | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		27,154,744	26,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
%	49.25%	49.28%	49.25%
Controlling Shareholders | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		622,990,317	622,617,149
Other shareholders
Disclosure of classes of share capital [line items]
%	48.78%	48.49%
Other shareholders | Our common shares without par value*
Disclosure of classes of share capital [line items]
Quantity		612,918,471	616,624,679